Long-Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Debt Instrument [Line Items]
Total		₨ 6,648,772.0	₨ 2,054,436.4	$ 79,778.9
Perpetual debt—(1)
Debt Instrument [Line Items]
Total		130,381.5
Subordinated debt | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Total		276,600.6	248,983.8	3,318.9
Subordinated debt | Perpetual debt—(1)
Debt Instrument [Line Items]
Total		₨ 47,290.8	₨ 43,850.5	$ 567.4
Subordinated debt | Perpetual debt—(2)
Debt Instrument [Line Items]
Maturity /Call dates		2037	2027
Stated interest rates		3.70%	3.70%	3.70%
Total		₨ 83,090.7	₨ 81,724.6	$ 997.0
Subordinated debt | Minimum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates		2025	2024
Stated interest rates		6.67%	7.35%	6.67%
Subordinated debt | Minimum | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates		2029	2024
Stated interest rates		7.55%	7.55%	7.55%
Subordinated debt | Maximum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates		2034	2033
Stated interest rates		9.70%	10.20%	9.70%
Subordinated debt | Maximum | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates		2038	2030
Stated interest rates		9.40%	9.40%	9.40%
Others | Variable rate—(1)
Debt Instrument [Line Items]
Total	[1]	₨ 479,577.3	₨ 76,405.9	$ 5,754.5
Others | Variable rate—(2)
Debt Instrument [Line Items]
Total	[1]	1,235,079.0	148,813.9	14,819.8
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Total	[1]	4,313,107.4	₨ 1,374,137.4	51,753.2
Others | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]		2024
Stated interest rates	[1]		2.58%
Total	[1]	₨ 214,026.2	₨ 80,520.3	$ 2,568.1
Others | Minimum | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2026	2024
Stated interest rates	[1]	6.10%	1.40%	6.10%
Others | Minimum | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2025	2024
Stated interest rates	[1]	6.21%	4.50%	6.21%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2025	2024
Stated interest rates	[1]	2.80%	2.80%	2.80%
Others | Minimum | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2025
Stated interest rates	[1]	5.18%		5.18%
Others | Maximum | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2029	2026
Stated interest rates	[1]	6.51%	4.80%	6.51%
Others | Maximum | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2030	2029
Stated interest rates	[1]	9.00%	9.44%	9.00%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2034	2030
Stated interest rates	[1]	9.60%	9.81%	9.60%
Others | Maximum | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates	[1]	2029
Stated interest rates	[1]	8.19%		8.19%

[1]	Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, SOFR, T-bill rates, Marginal cost of funds based lending rates (“MCLR”), among others.